Cover	Jun. 29, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 29, 2020
Entity Registrant Name	UNITED INSURANCE HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35761
Entity Tax Identification Number	75-3241967
Entity Address, Postal Zip Code	33701
Entity Address, City or Town	Saint Petersburg,
Entity Address, Address Line One	800 2nd Avenue S.
Local Phone Number	895-7737
City Area Code	(727)
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	UIHC
Security Exchange Name	NASDAQ
Entity Address, State or Province	FL
Amendment Flag	false
Entity Central Index Key	0001401521